Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Innovator U.S. Equity Accelerated 9 Buffer ETF - October
Prospectus [Line Items]
Annual Return [Percent]	10.82%	8.86%	20.11%	(7.82%)